Investments - Schedule of Major Categories of Net Investment Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major categories of net investment income
Total investment income	$ 60,700,000	$ 66,100,000	$ 66,300,000
Investment expenses	(1,400,000)	(1,500,000)	(2,100,000)
Net investment income	59,300,000	64,600,000	64,200,000
Non-income producing investments	0	0	0
Fixed maturity securities
Major categories of net investment income
Total investment income	47,500,000	49,700,000	52,400,000
Equity securities
Major categories of net investment income
Total investment income	4,600,000	5,100,000	5,400,000
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	2,900,000	3,800,000	5,600,000
Policy loans
Major categories of net investment income
Total investment income	300,000	400,000	400,000
Other investments
Major categories of net investment income
Total investment income	5,300,000	7,000,000	2,500,000
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 100,000	$ 100,000	$ 0